Nature of Business and Organization (Details)								12 Months Ended
	May 07, 2024 shares	Aug. 18, 2022 USD ($)	Aug. 18, 2022 CAD ($)	Jun. 01, 2022 shares	Apr. 15, 2022 shares	Jan. 10, 2022 USD ($)	Aug. 27, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 13, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 11, 2024	Jun. 14, 2023 USD ($)	Aug. 27, 2022 USD ($)
Nature of Business and Organization [Line Items]
Shares issued (in Shares) | shares	150,000
Equivalent (in Dollars)		$ 45,500						$ 221,760	$ 810,371		$ 30,532
Payment cost (in Dollars)							$ 1,574,079
Commercial loan fixed rate (in Dollars)						$ 3,000,000
Fixed rate percentage						3.79%
Upland promised to pay (in Dollars)						$ 4,395,230	$ 1,574,079
Original principal amount (in Dollars)										$ 181,700			$ 3,700,000
Upland purchased warehouse (in Dollars)						$ 4,395,230			$ 4,395,230
Visiontech Group, Inc [Member]
Nature of Business and Organization [Line Items]
Interest rate percentage							4.90%
Nature’s Miracle, Inc [Member]
Nature of Business and Organization [Line Items]
Ownership, percentage		100.00%										84.70%
Merger Agreement [Member]
Nature of Business and Organization [Line Items]
Ownership, percentage		100.00%										100.00%
Aggregate value (in Dollars)								$ 230,000,000			$ 230,000,000
Visiontech Group, Inc [Member]
Nature of Business and Organization [Line Items]
Ownership, percentage				56.30%
Original principal amount (in Dollars)														$ 1,574,079
Share Exchange Agreement [Member]
Nature of Business and Organization [Line Items]
Ownership, percentage				100.00%
Nature’s Miracle, Inc [Member]
Nature of Business and Organization [Line Items]
Voting percentage								50.00%			50.00%
Visiontech [Member]
Nature of Business and Organization [Line Items]
Voting percentage				100.00%
Hydroman [Member]
Nature of Business and Organization [Line Items]
Voting percentage				100.00%
Photon Technology (Canada) Ltd [Member]
Nature of Business and Organization [Line Items]
Voting percentage		100.00%
Total consideration		$ 62,571	$ 62,571
Director [Member] | Nature’s Miracle, Inc [Member]
Nature of Business and Organization [Line Items]
Voting percentage								84.70%			84.70%
Common Stock [Member]
Nature of Business and Organization [Line Items]
Shares issued (in Shares) | shares					6,904,468
Issuing shares (in Shares) | shares				6,844,000
Common Stock [Member] | Hydroman [Member]
Nature of Business and Organization [Line Items]
Shares issued (in Shares) | shares				6,844,000